Non-controlling Interests ('NCI') and joint operations - Summarized Financial Information of Subsidiaries of the Group that have Material Non-controlling Interests (Parenthetical) (Detail)
₨ in Millions, $ in Millions
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Disclosure of subsidiaries [line items]
Non-controlling interests	₨ 150,608	$ 2,178	₨ 157,377	[1]
Put option [member] | ASI [member]
Disclosure of subsidiaries [line items]
Non-controlling interests	₨ 760	$ 11	₨ 627

[1]	Restated - Refer Note 2(b)